Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2019
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
North Star Micro Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section - North Star Micro Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the North Star Micro Cap Fund (the “Micro Cap Fund”) is capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and, secondarily, to derive income from short term liquid securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Micro Cap Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Micro Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Micro Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Micro Cap Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Micro Cap Fund’s performance. For the fiscal year ended November 30, 2018, the Micro Cap Fund’s portfolio turnover rate was 32% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Micro Cap Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Micro Cap Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Micro Cap Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Micro Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Micro Cap Fund?s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Micro Cap Fund seeks to achieve its investment objective of capital appreciation by investing at least 80% of the Micro Cap Fund’s net assets in micro-cap companies. For purposes of this investment strategy, the Micro Cap Fund considers micro-cap companies as companies with market capitalizations under $500 million at the time of purchase.

The Micro Cap Fund generally invests between 80-100% of the Micro Cap Fund’s assets in equity securities of U.S. companies that the Adviser believes are currently undervalued and have the potential for capital appreciation. The equity securities bought by the Micro Cap Fund will typically be purchased at a low price relative to book value. The Micro Cap Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the Adviser believes it would trade if the market reflected all factors relating to the company’s worth.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Micro Cap Fund seeks to achieve its investment objective of capital appreciation by investing at least 80% of the Micro Cap Fund’s net assets in micro-cap companies.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Micro Cap Fund. The principal risks of investing in the Micro Cap Fund are:

• Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• General Risk. The risk that the value of the Micro Cap Fund’s shares will fluctuate based on the performance of the Micro Cap Fund’s investments and other factors affecting the securities markets generally.

• Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

• Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Micro Cap Fund may underperform other funds that use different investing styles.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Micro Cap Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Micro Cap Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Micro Cap Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Micro Cap Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Micro Cap Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Micro Cap Fund by showing how the Micro Cap Fund’s average annual returns for each calendar year since the Micro Cap Fund’s inception compare with those of a broad measure of market performance. The Micro Cap Fund’s past performance, before and after taxes, is not an indication of how the Micro Cap Fund will perform in the future. The Micro Cap Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the Micro Cap Fund in connection with the Micro Cap Fund’s commencement of operations on May 31, 2013. The Predecessor Micro Cap Fund was managed by the same adviser who currently manages the Micro Cap Fund, and had substantially similar investment objectives and strategies to those of the Micro Cap Fund. The performance includes the performance of the Predecessor Micro Cap Fund prior to the commencement of the Micro Cap Fund’s operations. The Predecessor Micro Cap Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Micro Cap Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Micro Cap Fund had been registered under the 1940 Act, its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Micro Cap Fund’s website at www.nsinvestfunds.com or by calling the Micro Cap Fund toll-free at 1-855-580-0900. Because Class R shares have not commenced investment operations no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Micro Cap Fund by showing how the Micro Cap Fund’s average annual returns for each calendar year since the Micro Cap Fund’s inception compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R shares have not commenced investment operations no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-580-0900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nsinvestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 26.48% (for the quarter ended June 30, 2009). The worst performance was -16.68% (for the quarter ended December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.68%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Going forward, the Morningstar US Small Value PR Index will replace the Russell 2000 Total Return Index as the Fund’s primary broad-based index. The Russell 2000 Total Return Index will continue to be shown for a period of one year.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Micro Cap Fund shares are still held at the end of the period.

The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends. The adviser has elected to change the benchmark for the Fund. Going forward, the Morningstar US Small Value PR Index will replace the Russell 2000 Total Return Index as the Fund’s primary broad-based index. The Russell 2000 Total Return Index will continue to be shown for a period of one year.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

North Star Micro Cap Fund | Morningstar US Small Value PR USD (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.70%)
5 Years	rr_AverageAnnualReturnYear05	0.54%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.65%	[1]
North Star Micro Cap Fund | Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	4.41%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.97%	[1]
North Star Micro Cap Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSMVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 145
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	449
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,702
Annual Return 2009	rr_AnnualReturn2009	43.34%
Annual Return 2010	rr_AnnualReturn2010	19.80%
Annual Return 2011	rr_AnnualReturn2011	6.07%
Annual Return 2012	rr_AnnualReturn2012	12.19%
Annual Return 2013	rr_AnnualReturn2013	40.92%
Annual Return 2014	rr_AnnualReturn2014	9.01%
Annual Return 2015	rr_AnnualReturn2015	(14.39%)
Annual Return 2016	rr_AnnualReturn2016	26.11%
Annual Return 2017	rr_AnnualReturn2017	4.83%
Annual Return 2018	rr_AnnualReturn2018	(13.44%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.44%)
5 Years	rr_AverageAnnualReturnYear05	1.32%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.89%	[1]
North Star Micro Cap Fund | Class I Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(14.83%)
5 Years	rr_AverageAnnualReturnYear05	(0.02%)	[1]
10 Years	rr_AverageAnnualReturnYear10	10.97%	[1]
North Star Micro Cap Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.90%)
5 Years	rr_AverageAnnualReturnYear05	0.96%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.87%	[1]
North Star Micro Cap Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSMYX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 170
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,976
North Star Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section - North Star Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the North Star Dividend Fund (the “Dividend Fund”) is to generate dividend income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and the secondary objective is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Micro Cap Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dividend Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Dividend Fund’s performance. For the fiscal year ended November 30, 2018, the Dividend Fund’s portfolio turnover rate was 20% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Dividend Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Dividend Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Dividend Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Dividend Fund?s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Dividend Fund seeks to achieve its investment objective by investing at least 80% of the Dividend Fund’s net assets in a diversified portfolio of dividend paying securities. The Dividend Fund will invest in companies with market capitalizations under $1 billion.

In general, the Dividend Fund intends to invest within a potentially wide range of net exposures of companies that pay dividends, meaning that normally it expects to invest approximately 80% to 100% of its net assets in net long positions in securities that the Adviser deems to be underpriced. Target position sizes will range from 0% to 5% of the Dividend Fund’s net assets. The Dividend Fund’s “dividend” strategy consists, to a significant degree, of seeking companies with market capitalizations of less than $1 billion that pay dividends, have a history of paying dividends and increasing dividends, high free cash flow and attractive enterprise value relative to Earnings Before Interest Tax Depreciation and Amortization (“EBITDA”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Dividend Fund seeks to achieve its investment objective by investing at least 80% of the Dividend Fund’s net assets in a diversified portfolio of dividend paying securities.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dividend Fund. The principal risks of investing in the Dividend Fund are:

• Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• General Risk. The risk that the value of the Dividend Fund’s shares will fluctuate based on the performance of the Dividend Fund’s investments and other factors affecting the securities markets generally.

• Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Dividend Fund may underperform other funds that use different investing styles.

• Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

• Mid-Capitalization Company Risk. The risk that the mid-cap companies in which the Dividend Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Dividend Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Dividend Fund or its service providers can result in, among other things, financial losses to the Dividend Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Dividend Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Dividend Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dividend Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Dividend Fund by showing how the Dividend Fund’s average annual returns for each calendar year since the Dividend Fund’s inception compare with those of a broad measure of market performance. The Dividend Fund’s past performance, before and after taxes, is not an indication of how the Dividend Fund will perform in the future. The Dividend Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the Dividend Fund in connection with the Dividend Fund’s commencement of operations on May 31, 2013. The Predecessor Dividend Fund was managed by the same adviser who currently manages the Dividend Fund, and had substantially similar investment objectives and strategies to those of the Dividend Fund. The performance includes the performance of the Predecessor Dividend Fund prior to the commencement of the Dividend Fund’s operations. The Predecessor Dividend Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Dividend Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Dividend Fund had been registered under the 1940 Act, its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Dividend Fund will perform in the future. Updated performance information is available on the Dividend Fund’s website at www.nsinvestfunds.com or by calling the Dividend Fund toll-free at 1-855-580-0900. Because Class R shares have not commenced investment operations no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Dividend Fund by showing how the Dividend Fund’s average annual returns for each calendar year since the Dividend Fund’s inception compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R shares have not commenced investment operations no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-580-0900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nsinvestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Dividend Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 10.69% (for the quarter ended December 31, 2011). The worst performance was -16.29% (for the quarter ended December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.29%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Going forward, the Morningstar US Small Value PR Index will replace the Russell 2000 Total Return Index as the Fund’s primary broad-based index. The Russell 2000 Total Return Index will continue to be shown for a period of one year.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Dividend Fund shares are still held at the end of the period.

The Morningstar US Small Value PR Index measures the performance of small-cap stocks with relatively low prices given anticipated per-share earnings, book value, cash flow, sales and dividends. The adviser has elected to change the benchmark for the Fund. Going forward, the Morningstar US Small Value PR Index will replace the Russell 2000 Total Return Index as the Fund’s primary broad-based index. The Russell 2000 Total Return Index will continue to be shown for a period of one year.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

North Star Dividend Fund | Morningstar US Small Value PR USD (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.70%)
5 Years	rr_AverageAnnualReturnYear05	0.54%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.22%	[3]
North Star Dividend Fund | Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	4.41%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.83%	[3]
North Star Dividend Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSDVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,713
Annual Return 2011	rr_AnnualReturn2011	3.16%
Annual Return 2012	rr_AnnualReturn2012	13.96%
Annual Return 2013	rr_AnnualReturn2013	25.91%
Annual Return 2014	rr_AnnualReturn2014	10.02%
Annual Return 2015	rr_AnnualReturn2015	(2.79%)
Annual Return 2016	rr_AnnualReturn2016	23.62%
Annual Return 2017	rr_AnnualReturn2017	8.27%
Annual Return 2018	rr_AnnualReturn2018	(12.33%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(12.33%)
5 Years	rr_AverageAnnualReturnYear05	4.65%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.08%	[3]
North Star Dividend Fund | Class I Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.60%)
5 Years	rr_AverageAnnualReturnYear05	3.57%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.30%	[3]
North Star Dividend Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.27%)
5 Years	rr_AverageAnnualReturnYear05	3.60%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%	[3]
North Star Dividend Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSDRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 171
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	913
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,987
North Star Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section - North Star Opportunity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the North Star Opportunity Fund (the “Opportunity Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Micro Cap Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunity Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Opportunity Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 28 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Opportunity Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Opportunity Fund’s performance. For the fiscal year ended November 30, 2018 the Opportunity Fund’s portfolio turnover rate was 44% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Opportunity Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Opportunity Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Opportunity Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunity Fund?s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser is responsible for developing, constructing and monitoring the asset allocation and portfolio strategy for the Opportunity Fund. The Adviser intends to use a “best ideas” investment strategy, as described below, coupled with market and industry risk management through limiting position sizes and maintaining low levels of concentration within any particular industry. The Opportunity Fund may invest in long positions in publicly traded or private equities of any market capitalization, primarily common stock and American Depositary Receipts (“ADRs”), as well as preferred stock and certain convertible securities. The universe of investible securities is considered “micro to macro”, from small and micro-cap companies to the largest global corporations. In general, the Opportunity Fund intends to invest within a potentially wide range of net exposures, meaning that normally it expects to invest approximately 80 - 100% of its net assets in net long positions in securities that it deems to be underpriced. Target position sizes will range from 0% to 5% of the Opportunity Fund’s net assets, for individual stocks and up to 25% for macroeconomic themes. The Opportunity Fund’s investment “best ideas” strategy consists, to a significant degree, of seeking companies with a high free cash flow and attractive enterprise value relative to Earnings Before Interest Tax Depreciation and Amortization (“EBITDA”); event driven special opportunities and short term trading opportunities. By “enterprise value,” the Adviser means the market value of a company plus the value of such company’s outstanding debt. The Opportunity Fund’s capital will be dedicated to opportunistic trading situations based on its view of a particular company, market or security, which may result in a high frequency of transactions. In addition, the Opportunity Fund intends to invest in fixed income securities, with a focus on corporate and U.S. government bonds, notes and debentures and convertible debt. The Opportunity Fund may invest in fixed income securities that are investment grade (i.e., rated at the time of purchase in one of the four highest categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality) as well as those that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds” without limitation. When market conditions or other considerations justify, the Opportunity Fund may also devote a substantial amount of its capital to cash, cash equivalents or short-term obligations of the U.S. government, its agencies and instrumentalities.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Opportunity Fund. The principal risks of investing in the Opportunity Fund are:

• Credit Risk. An issue or guarantor of a debt security, or the counterparty to a derivatives contract or a loan may fail to make timely payment of interest or principal or otherwise honor its obligations. A decline in an issuer’s credit rating for any reason can cause the price of its bonds to go down. Since the Opportunity Fund can invest in lower-quality debt securities considered speculative in nature, this risk may be substantial.

• Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.

• Flexible Strategy Risk. The Opportunity Fund uses a variety of investment strategies to provide a positive total return regardless of market conditions. The Adviser does not attempt to keep the portfolio structure or the Opportunity Fund’s performance consistent with any designated stock, bond or market index, and during times of market rallies, the OpportunityFund may not perform as well as other funds that seek to outperform an index. Over time, the investment performance of flexible strategies is typically substantially independent of longer term movements in the stock and bond market. Interest rate levels and currency valuations will not always respond as the Adviser expects and portfolio securities may remain over- or under-valued.

• Foreign Securities and Currency Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

• General Risk. The risk that the value of the Opportunity Fund’s shares will fluctuate based on the performance of the Opportunity Fund’s investments and other factors affecting the securities markets generally.

• High-Yield Debt Securities Risk. The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities, and are speculative in nature. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.

• Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

• Municipal Securities Risk. Municipal securities are subject to credit risk where a municipal issuer of a security might not make interest and principal payments on a security as they come due. A downgrade in the issuer’s or security’s credit rating can reduce the market value of the security. Municipal securities are also subject to interest rate risk.

• Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

• ADR Risk. ADRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. In addition, investments in ADRs may be less liquidthan the underlying securities in their primary trading market.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Opportunity Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacksand/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Opportunity Fund orits service providers can result in, among other things, financial losses to the Opportunity Fund and its shareholders, the inabilityto process transactions with shareholders or other parties and the release of private shareholder information or confidentialOpportunity Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularlysince the Opportunity Fund does not directly control the cyber security measures of its service providers, financial intermediariesand companies in which it invests or with which it does business.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Opportunity Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Opportunity Fund by showing how the Opportunity Fund’s average annual returns for each calendar year since the Opportunity Fund’s inception compare with those of a broad measure of market performance. The Opportunity Fund’s past performance, before and after taxes, is not an indication of how the Opportunity Fund will perform in the future. The Opportunity Fund is the successor to the North Star Opportunity Fund, L.P. (the “Predecessor Opportunity Fund”), which transferred its assets to the Opportunity Fund in connection with the Opportunity Fund’s commencement of operations on May 31, 2013. The Predecessor Opportunity Fund was managed by the same adviser who currently manages the Opportunity Fund, and had substantially similar investment objectives and strategies to those of the Opportunity Fund. The performance includes the performance of the Predecessor Opportunity Fund prior to the commencement of the Opportunity Fund’s operations. The Predecessor Opportunity Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Opportunity Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Opportunity Fund had been registered under the 1940 Act, its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Opportunity Fund will perform in the future. Updated performance information is available on the Opportunity Fund’s website at www.nsinvestfunds.com or by calling the Opportunity Fund toll-free at 1-855-580-0900. Because Class R shares have not commenced investment operations, no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Opportunity Fund by showing how the Opportunity Fund’s average annual returns for each calendar year since the Opportunity Fund’s inception compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class R shares have not commenced investment operations, no performance information is available at this time. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-580-0900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nsinvestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Opportunity Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31,	[5]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 34.03% (for the quarter ended June 30, 2009). The worst performance was -17.54% (for the quarter ended December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	17.54%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for only Class I Shares and after tax returns for Class A Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Opportunity Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Class I Shares and after tax returns for Class A Shares will vary.

The S&P 500® Total Return Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Opportunity Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

North Star Opportunity Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
North Star Opportunity Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSOPX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[6]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.56%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Opportunity Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,063
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,424
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,438
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[10]
1 Year	rr_AverageAnnualReturnYear01	(15.55%)	[10]
5 Years	rr_AverageAnnualReturnYear05	0.87%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011	[10]
North Star Opportunity Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSOIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	441
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	770
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,703
Annual Return 2009	rr_AnnualReturn2009	60.80%
Annual Return 2010	rr_AnnualReturn2010	11.38%
Annual Return 2011	rr_AnnualReturn2011	0.29%
Annual Return 2012	rr_AnnualReturn2012	11.06%
Annual Return 2013	rr_AnnualReturn2013	31.01%
Annual Return 2014	rr_AnnualReturn2014	6.57%
Annual Return 2015	rr_AnnualReturn2015	(9.95%)
Annual Return 2016	rr_AnnualReturn2016	14.73%
Annual Return 2017	rr_AnnualReturn2017	12.30%
Annual Return 2018	rr_AnnualReturn2018	(10.70%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[11]
1 Year	rr_AverageAnnualReturnYear01	(10.70%)	[11]
5 Years	rr_AverageAnnualReturnYear05	2.12%	[11]
10 Years	rr_AverageAnnualReturnYear10	11.24%	[11]
North Star Opportunity Fund | Class I Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.95%)	[11]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[11]
10 Years	rr_AverageAnnualReturnYear10	10.12%	[11]
North Star Opportunity Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.49%)	[11]
5 Years	rr_AverageAnnualReturnYear05	1.50%	[11]
10 Years	rr_AverageAnnualReturnYear10	9.08%	[11]
North Star Opportunity Fund | Class R Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSIRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%	[7]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 159
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	518
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	901
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,977
North Star Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section - North Star Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the North Star Bond Fund (the “Bond Fund”) is to generate income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with preservation of capital as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Micro Cap Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Bond Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Bond Fund’s performance. For the fiscal year ended November 30, 2018 the Bond Fund’s portfolio turnover rate was 23% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Bond Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Bond Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Bond Fund?s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Bond Fund will seek to achieve its investment objectives of income generation and capital preservation by investing at least 80% of the Bond Fund’s net assets in a diversified portfolio of bonds. Bonds include debt securities such as bond, notes, bills and debentures. The Bond Fund may invest in bonds of any maturity, duration or quality, including those that are rated below investment grade (i.e., “junk bonds”) without limitation. Employing the Adviser’s “Micro to Macro®” style of investing, the Fund will generally focus on bonds issued by companies with equity market capitalizations of less than $2.5 billion, but the Adviser has broad discretion to invest in bonds issued by companies of any size. The Fund may also invest up to 20% of its assets in equity securities of companies of any size, including preferred stock.

In general, the Fund intends to invest within a potentially wide range of net exposures of bonds and other fixed income securities (e.g., certificates of deposit, principal protected notes and debentures). Target position sizes will range from 2 ½% to 10% of the Bond Fund’s net assets. It is expected that the Bond Fund will be invested in at least 25 securities in the portfolio at any time. The Adviser will consider the yield, maturity, liquidity, creditworthiness and overall corporate outlook when selecting securities for the Bond Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Bond Fund will seek to achieve its investment objectives of income generation and capital preservation by investing at least 80% of the Bond Fund’s net assets in a diversified portfolio of bonds. Bonds include debt securities such as bond, notes, bills and debentures.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Bond Fund. The principal risks of investing in the Bond Fund are:

• Fixed Income Securities Risk. When the Bond Fund invests in fixed income securities, the value of your investment in the Bond Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

• High Yield Risk. The Bond Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

• Interest Rate Risk. The risks associated with the Bond Fund include interest rate risk, which means that the prices of the Bond Fund’s investments are likely to fall if interest rates rise.

• Credit Risk. An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value.

• Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• General Risk. The risk that the value of the Bond Fund’s shares will fluctuate based on the performance of the Bond Fund’s investments and other factors affecting the securities markets generally.

• Large-Capitalization Securities Risk. Large-capitalization companies usually cannot respond as quickly as smaller companies to competitive challenges, and their growth rates tend to lag the growth rates of well-managed smaller companies during strong economic periods.

• Mid-Capitalization Risk. To the extent the Bond Fund invests in the stocks or bonds of medium capitalization companies, the Bond Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Medium sized companies may experience higher failure rates than do larger companies.

• Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

• Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Bond Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Bond Fund or its service providers can result in, among other things, financial losses to the Bond Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Bond Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Bond Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates the risks of investing in the Bond Fund by showing how the Bond Fund’s average annual returns for each calendar year since the Bond Fund’s inception compare with those of a broad measure of market performance. The Bond Fund’s past performance, before and after taxes, is not an indication of how the Bond Fund will perform in the future. Past performance, both before and after taxes, does not necessarily indicate how the Bond Fund will perform in the future. Updated performance information is available on the Bond Fund’s website at www.nsinvestfunds.com or by calling the Bond Fund toll-free at 1-855-580-0900.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in the Bond Fund by showing how the Bond Fund’s average annual returns for each calendar year since the Bond Fund’s inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-580-0900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nsinvestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Bond Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Shares Calendar Year Returns as of December 31,
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the best performance for a quarter was 2.95% (for the quarter ended March 31, 2016). The worst performance was -4.31% (for the quarter ended December 31, 2018).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Bond Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Bond Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The Barclays U.S. High Yield Ba/B Index measures the performance of bonds with Ba or B ratings.

North Star Bond Fund | Barclays U.S. High Yield BA/B Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
North Star Bond Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSBDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.92%	[12]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 172
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,998
Annual Return 2015	rr_AnnualReturn2015	(1.51%)
Annual Return 2016	rr_AnnualReturn2016	7.49%
Annual Return 2017	rr_AnnualReturn2017	3.03%
Annual Return 2018	rr_AnnualReturn2018	(3.50%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.28%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2014
North Star Bond Fund | Class I Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%
North Star Bond Fund | Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.52%

[1]	For periods prior to the Micro Cap Fund's commencement of operations on May 31, 2013, performance information reflects the performance of the Predecessor Micro Cap Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Micro Cap Fund.
[2]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Micro Cap Fund and is not a direct expense incurred by the Micro Cap Fund or deducted from the Micro Cap Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Micro Cap Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Micro Cap Fund.
[3]	For periods prior to the Dividend Fund's commencement of operations on May 31, 2013, performance information reflects the performance of the Predecessor Dividend Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Dividend Fund.
[4]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Dividend Fund and is not a direct expense incurred by the Dividend Fund or deducted from the Dividend Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Dividend Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Dividend Fund.
[5]	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses and sales load charges
[6]	Class A shares do not have a contingent deferred sales charge ("CDSC") except that a 1.00% charge applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.
[7]	The advisory fee for the Opportunity Fund is 1.00% on the first $100,000,000 of net assets and 0.90% thereafter.
[8]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Opportunity Fund and is not a direct expense incurred by the Opportunity Fund or deducted from the Opportunity Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Opportunity Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Opportunity Fund.
[9]	Pursuant to an operating expense limitation agreement between North Star Investment Management Corp. (the "Adviser") and the Opportunity Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Opportunity Fund to ensure that Total Annual Fund Operating Expenses for the Opportunity Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) do not exceed 1.55%, 1.30% and 1.55% of the Opportunity Fund's average net assets, for Class A, Class I and Class R shares, respectively, through March 31, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Opportunity Fund for fees it waived and Opportunity Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[10]	Class A shares commenced operations on December 15, 2011.
[11]	For periods prior to the Opportunity Fund's commencement of operations on December 15, 2011, performance information reflects the performance of the Predecessor Opportunity Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Opportunity Fund. The performance of the Predecessor Opportunity Fund which commenced operations on December 31, 2006.
[12]	Other expenses include 0.09% in recouped management fees in accordance with the operating expense limitation agreement. The Adviser is permitted to receive reimbursement from the Bond Fund for fees it waived and Bond Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded
[13]	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Bond Fund and is not a direct expense incurred by the Bond Fund or deducted from the Bond Fund assets. The operating expenses in this fee table will not correlate to the expense ratio in the Bond Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Bond Fund.
[14]	The Bond Fund commenced operations of December 19, 2014.